Basis of Presentation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about Basis of Presentation [Abstract]
Accumulated deficit	$ 36,512,843	$ 33,559,097
Net loss	$ 2,953,746	$ 2,769,080	$ 6,014,330